Sphere 500 Climate Fund
Schedule of Investments
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% Shares Fair Value
Communications — 12.16%
Alphabet, Inc., Class C 3,562 $ 678,347
Alphabet, Inc., Class A 4,310 815,883
AppLovin Corp., Class A
(a)
148 47,927
AT&T, Inc. 5,134 116,901
Charter Communications, Inc., Class A
(a)
69 23,651
Comcast Corp., Class A 2,720 102,082
Electronic Arts, Inc. 170 24,871
Liberty Media Corp., Class C
(a)
155 14,362
Live Nation Entertainment, Inc.
(a)
110 14,245
Meta Platforms, Inc., Class A 1,409 824,983
Netflix, Inc.
(a)
302 269,179
Omnicom Group, Inc. 139 11,960
Pinterest, Inc., Class A
(a)
418 12,122
Reddit , Inc., Class A
(a)
71 11,604
Roblox Corp., Class A
(a)
380 21,987
Take-Two Interactive Software, Inc.
(a)
116 21,353
T-Mobile US, Inc. 345 76,152
Verizon Communications, Inc. 3,019 120,730
Walt Disney Co. (The) 1,297 144,421
Warner Bros. Discovery, Inc.
(a)
1,593 16,838
3,369,598
Consumer Discretionary — 14.06%
Airbnb, Inc., Class A
(a)
298 39,160
Amazon.com, Inc.
(a)
5,501 1,206,863
AutoZone, Inc.
(a)
12 38,424
Best Buy Co., Inc. 141 12,098
Booking Holdings, Inc. 23 114,274
Builders FirstSource , Inc.
(a)
80 11,434
Burlington Stores, Inc.
(a)
45 12,828
Carnival Corp.
(a)
716 17,843
Carvana Co.
(a)
82 16,676
Cava Group, Inc.
(a)
69 7,783
Chipotle Mexican Grill, Inc.
(a)
969 58,431
Copart , Inc.
(a)
631 36,213
Coupang , Inc.
(a)
852 18,727
D.R. Horton, Inc. 203 28,384
Darden Restaurants, Inc. 83 15,495
Deckers Outdoor Corp.
(a)
108 21,934
Domino's Pizza, Inc. 24 10,074
DoorDash , Inc., Class A
(a)
230 38,583
DraftKings , Inc., Class A
(a)
337 12,536
eBay, Inc. 342 21,187

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Consumer Discretionary — 14.06% - (continued)
Expedia Group, Inc.
(a)
86 $ 16,024
Ford Motor Co. 2,793 27,651
General Motors Co. 787 41,923
Genuine Parts Co. 99 11,559
Hilton Worldwide Holdings, Inc. 171 42,264
Home Depot, Inc. (The) 700 272,293
Kellogg Co. 209 16,923
Las Vegas Sands Corp. 271 13,919
Lennar Corp., Class A 167 22,774
Lowe's Companies., Inc. 404 99,706
Lululemon Athletica , Inc.
(a)
76 29,063
Marriott International, Inc., Class A 174 48,536
Masco Corp. 154 11,176
McDonald's Corp. 514 149,004
Nike, Inc., Class B 839 63,487
NVR, Inc.
(a)
2 16,358
O'Reilly Automotive, Inc.
(a)
41 48,618
PulteGroup, Inc. 146 15,899
Ross Stores, Inc. 232 35,095
Royal Caribbean Cruises Ltd. 179 41,294
Starbucks Corp. 796 72,634
Tesla, Inc.
(a)
1,959 791,123
TJX Companies, Inc. (The) 802 96,890
Toll Brothers, Inc. 72 9,068
Tractor Supply Co. 382 20,269
Uber Technologies, Inc.
(a)
1,448 87,343
Ulta Beauty, Inc.
(a)
33 14,353
Williams-Sonoma, Inc. 85 15,740
Yum! Brands, Inc. 199 26,698
3,896,631
Consumer Staples — 5.02%
Casey's General Stores, Inc. 26 10,302
Clorox Co. (The) 88 14,292
Coca-Cola Co. (The) 2,857 177,876
Colgate-Palmolive Co. 585 53,182
Constellation Brands, Inc., Class A 109 24,089
Costco Wholesale Corp. 288 263,885
Dollar General Corp. 157 11,904
Dollar Tree, Inc.
(a)
154 11,541
Estee Lauder Companies, Inc. (The), Class A 166 12,447
General Mills, Inc. 396 25,253
Hershey Co. (The) 105 17,782
Kenvue Inc. 1,375 29,356

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Consumer Staples — 5.02% - (continued)
Keurig Dr Pepper, Inc. 807 $ 25,921
Kimberly-Clark Corp. 238 31,188
Kraft Heinz Co. (The) 864 26,534
Kroger Co. (The) 514 31,431
McCormick & Co., Inc. 180 13,723
Mondelez International, Inc., Class A 956 57,102
Monster Beverage Corp.
(a)
497 26,122
Pentair PLC 117 11,775
PepsiCo, Inc. 982 149,323
Procter & Gamble Co. (The) 1,636 274,275
Sprouts Farmers Market, Inc.
(a)
71 9,022
Sysco Corp. 351 26,838
Target Corp. 327 44,204
US Foods Holding Corp.
(a)
166 11,198
1,390,565
Financials — 14.10%
Aflac, Inc. 358 37,032
Allstate Corp. (The) 188 36,245
American Express Co. 504 149,582
American International Group, Inc. 446 32,469
Ameriprise Financial, Inc. 69 36,738
Aon PLC, Class A 150 53,874
Apollo Global Management Inc. 285 47,071
Ares Management Corp., Class A 134 23,722
Arthur J. Gallagher & Co. 155 43,997
Bank of America Corp. 4,669 205,203
Bank of New York Mellon Corp. (The) 520 39,952
BlackRock, Inc. 102 104,561
Brown & Brown, Inc. 169 17,241
Capital One Financial Corp. 270 48,146
Charles Schwab Corp. (The) 1,202 88,960
Chubb Ltd. 287 79,298
Church & Dwight Co., Inc. 175 18,324
Cincinnati Financial Corp. 110 15,807
CME Group, Inc. 257 59,683
Coinbase Global, Inc., Class A
(a)
138 34,265
Discover Financial Services 179 31,008
Equitable Holdings, Inc. 223 10,519
Fidelity National Financial, Inc. 184 10,330
Fifth Third Bancorp 478 20,210
First Citizens BancShares , Inc., Class A 7 14,791
First Republic Bank
(a)
26 —
FTAI Aviation Ltd. 72 10,371

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Financials — 14.10% - (continued)
Goldman Sachs Group, Inc. (The) 224 $ 128,268
Hartford Financial Services Group, Inc. (The) 207 22,646
Huntington Bancshares, Inc. 1,029 16,742
Interactive Brokers Group, Inc., Class A 75 13,250
Intercontinental Exchange, Inc. 407 60,647
JPMorgan Chase & Co. 1,736 416,137
KeyCorp 708 12,135
Loews Corp. 129 10,925
LPL Financial Holdings, Inc. 53 17,305
M&T Bank Corp. 118 22,185
Markel Group Inc.
(a)
9 15,536
Marsh & McLennan Companies., Inc. 352 74,768
MasterCard, Inc., Class A 520 273,815
MetLife, Inc. 416 34,062
Moody's Corp. 129 61,065
Morgan Stanley 882 110,885
MSCI, Inc. 54 32,401
Nasdaq, Inc. 295 22,806
Northern Trust Corp. 140 14,350
Otis Worldwide Corp. 286 26,486
PayPal Holdings, Inc.
(a)
716 61,111
PNC Financial Services Group, Inc. (The) 283 54,577
Principal Financial Group, Inc. 163 12,618
Progressive Corp. (The) 419 100,397
Prudential Financial, Inc. 254 30,107
Raymond James Financial, Inc. 131 20,348
Robinhood Markets, Inc., Class A
(a)
440 16,394
S&P Global, Inc. 222 110,563
SoFi Technologies, Inc.
(a)
740 11,396
State Street Corp. 209 20,513
Synchrony Financial 278 18,070
T. Rowe Price Group, Inc. 155 17,529
Toast, Inc., Class A
(a)
292 10,643
Tradeweb Markets, Inc., Class A 82 10,735
TransUnion 139 12,887
Travelers Companies, Inc. (The) 162 39,024
Truist Financial Corp. 950 41,211
U.S. Bancorp 1,117 53,426
Visa, Inc., Class A 1,298 410,220
W.R. Berkley Corp. 214 12,523
Wells Fargo & Co. 2,345 164,713
Willis Towers Watson PLC 72 22,553
3,907,371

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Health Care — 12.70%
Abbott Laboratories 1,237 $ 139,917
AbbVie, Inc. 1,174 208,620
Agilent Technologies, Inc. 205 27,540
Align Technology, Inc.
(a)
50 10,426
Alnylam Pharmaceuticals, Inc.
(a)
91 21,413
AmerisourceBergen Corp. 124 27,860
Amgen, Inc. 384 100,086
Baxter International, Inc. 364 10,614
Becton, Dickinson and Co. 207 46,962
Biogen, Inc.
(a)
103 15,751
Boston Scientific Corp.
(a)
1,053 94,054
Bristol-Myers Squibb Co. 1,454 82,238
Cardinal Health, Inc. 173 20,461
Centene Corp.
(a)
358 21,688
Cigna Corp. 195 53,847
Cooper Companies, Inc. (The)
(a)
142 13,054
CVS Health Corp. 901 40,446
Danaher Corp. 497 114,086
DexCom , Inc.
(a)
276 21,465
Edwards LifeSciences Corp.
(a)
416 30,796
Elevance Health, Inc. 166 61,237
Eli Lilly & Co. 537 414,564
GE HealthCare Technologies, Inc. 317 24,783
Gilead Sciences, Inc. 893 82,486
HCA Healthcare, Inc. 130 39,020
Hologic , Inc.
(a)
160 11,534
Humana, Inc. 86 21,819
IDEXX Laboratories, Inc.
(a)
58 23,980
Illumina, Inc.
(a)
112 14,967
Insulet Corp.
(a)
50 13,054
Intuitive Surgical, Inc.
(a)
254 132,578
IQVIA Holdings, Inc.
(a)
129 25,350
Johnson & Johnson 1,903 275,212
Labcorp Holdings, Inc. 59 13,530
McKesson Corp. 90 51,292
Medtronic PLC 919 73,410
Merck & Co., Inc. 1,682 167,325
Mettler -Toledo International, Inc.
(a)
14 17,132
Moderna , Inc.
(a)
246 10,229
Molina Healthcare, Inc.
(a)
40 11,642
Natera , Inc.
(a)
88 13,930
Pfizer, Inc. 4,060 107,712
Quest Diagnostics, Inc. 79 11,918

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Health Care — 12.70% - (continued)
Regeneron Pharmaceuticals, Inc.
(a)
76 $ 54,137
ResMed , Inc. 104 23,784
Steris PLC 70 14,389
Stryker Corp. 256 92,173
Thermo Fisher Scientific, Inc. 274 142,542
United Therapeutics Corp.
(a)
31 10,938
UnitedHealth Group, Inc. 549 277,716
Vertex Pharmaceuticals, Inc.
(a)
184 74,097
Viatris , Inc. 835 10,396
Waters Corp.
(a)
42 15,581
West Pharmaceutical Services, Inc. 51 16,706
Zimmer Biomet Holdings, Inc. 142 14,999
Zoetis, Inc., Class A 323 52,626
3,520,112
Industrials — 6.30%
3M Co. 390 50,345
AECOM 94 10,041
Carrier Global Corp. 600 40,956
Caterpillar, Inc. 345 125,152
Cintas Corp. 245 44,762
Citigroup, Inc. 1,313 92,422
Comfort Systems USA, Inc. 25 10,602
Cummins, Inc. 96 33,466
Deere & Co. 181 76,690
Delta Air Lines, Inc. 461 27,891
Dover Corp. 97 18,197
EMCOR Group, Inc. 32 14,525
Emerson Electric Co. 407 50,440
Expeditors International of Washington, Inc. 99 10,966
Fastenal Co. 410 29,483
FedEx Corp. 160 45,013
GE Vernova LLC 197 64,798
Graco , Inc. 119 10,031
Hubbell, Inc. 38 15,918
IDEX Corp. 54 11,302
Illinois Tool Works, Inc. 211 53,501
Ingersoll Rand, Inc. 288 26,052
JB Hunt Transport Services, Inc. 57 9,728
Johnson Controls International PLC 471 37,176
Lennox International, Inc. 22 13,405
Norfolk Southern Corp. 162 38,021
Old Dominion Freight Line, Inc. 132 23,285
PACCAR, Inc. 369 38,383

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Industrials — 6.30% - (continued)
Paychex, Inc. 230 $ 32,251
Quanta Services, Inc. 104 32,869
Republic Services, Inc. 145 29,171
Rockwell Automation, Inc. 80 22,863
Roper Technologies, Inc. 76 39,509
Snap-on, Inc. 36 12,221
Southwest Airlines Co. 425 14,289
TE Connectivity PLC 214 30,596
Trane Technologies PLC 160 59,096
Union Pacific Corp. 434 98,969
United Airlines Holdings, Inc.
(a)
234 22,721
United Parcel Service, Inc., Class B 524 66,076
United Rentals, Inc. 46 32,404
Veralto Corp. 170 17,315
Verisk Analytics, Inc. 101 27,818
Vertiv Holdings Co., Class A 264 29,993
W.W. Grainger, Inc. 32 33,730
Waste Management, Inc. 287 57,913
Watsco , Inc. 24 11,373
Westinghouse Air Brake Technologies Corp. 122 23,130
XPO, Inc.
(a)
81 10,623
Xylem, Inc. 173 20,071
1,747,552
Materials — 2.11%
Amcor PLC 1,033 9,721
Avery Dennison Corp. 56 10,479
Ball Corp. 213 11,743
Carlisle Companies, Inc. 32 11,803
CF Industries Holdings, Inc. 123 10,494
Corteva , Inc. 492 28,024
DuPont de Nemours, Inc. 299 22,799
Ecolab, Inc. 182 42,647
Freeport-McMoRan, Inc. 1,024 38,994
International Flavors & Fragrances, Inc. 162 13,697
Linde PLC 335 140,255
LyondellBasell Industries NV, Class A 185 13,740
Martin Marietta Materials, Inc. 43 22,210
Newmont Corp. 815 30,334
Nucor Corp. 167 19,491
Owens Corning 60 10,219
Packaging Corporation of America 63 14,182
PPG Industries, Inc. 165 19,709
Reliance Steel & Aluminum Co. 38 10,232

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Materials — 2.11% - (continued)
RPM International, Inc. 91 $ 11,198
Sherwin-Williams Co. (The) 165 56,089
Steel Dynamics, Inc. 102 11,635
Vulcan Materials Co. 93 23,922
583,617
Real Estate — 2.55%
Alexandria Real Estate Equities, Inc. 123 11,999
American Tower Corp. 334 61,260
AvalonBay Communities, Inc. 101 22,217
CBRE Group, Inc., Class A
(a)
218 28,621
Crown Castle International Corp. 310 28,136
Digital Realty Trust, Inc. 237 42,027
Equinix , Inc. 68 64,117
Equity Residential 269 19,303
Essex Property Trust, Inc. 45 12,845
Extra Space Storage, Inc. 150 22,440
Healthpeak Properties, Inc. 500 10,135
Invitation Homes, Inc. 437 13,971
Iron Mountain, Inc. 209 21,968
Kimco Realty Corp. 473 11,082
Mid-America Apartment Communities, Inc. 83 12,829
Prologis, Inc. 661 69,868
Public Storage 112 33,537
Realty Income Corp. 627 33,488
SBA Communications Corp., Class A 76 15,489
Simon Property Group, Inc. 232 39,953
Sun Communities, Inc. 90 11,067
UDR, Inc. 235 10,201
Ventas, Inc. 299 17,608
VICI Properties, Inc. 754 22,024
Welltower , Inc. 446 56,209
Weyerhaeuser Co. 519 14,610
707,004
Technology — 29.83%
Accenture PLC, Class A 447 157,250
Adobe, Inc.
(a)
314 139,630
Advanced Micro Devices, Inc.
(a)
1,157 139,754
Affirm Holdings, Inc.
(a)
185 11,267
Analog Devices, Inc. 353 74,998
ANSYS, Inc.
(a)
62 20,914
Apple, Inc. 4,862 1,217,542
Applied Materials, Inc. 588 95,626
Arista Networks Inc
(a)
740 81,792

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Technology — 29.83% - (continued)
Atlassian Corp., Class A
(a)
111 $ 27,015
Autodesk, Inc.
(a)
153 45,222
Automatic Data Processing, Inc. 291 85,184
Block, Inc.
(a)
393 33,401
Broadcom, Inc. 3,113 721,718
Broadridge Financial Solutions, Inc. 83 18,765
Cadence Design Systems, Inc.
(a)
193 57,989
CDW Corp. 95 16,534
Cisco Systems, Inc. 2,853 168,898
Cloudflare , Inc., Class A
(a)
215 23,151
Cognizant Technology Solutions Corp., Class A 355 27,300
Coherent Corp.
(a)
109 10,326
Corning, Inc. 559 26,564
Corpay , Inc.
(a)
48 16,244
CoStar Group, Inc.
(a)
290 20,761
Crowdstrike Holdings, Inc.
(a)
164 56,114
Datadog , Inc., Class A
(a)
216 30,864
Dell Technologies, Inc., Class C 237 27,312
DocuSign, Inc.
(a)
143 12,861
Dynatrace , Inc.
(a)
211 11,468
Entegris , Inc. 107 10,599
Equifax, Inc. 88 22,427
F5, Inc.
(a)
41 10,310
FactSet Research Systems, Inc. 27 12,968
Fair Isaac Corp.
(a)
17 33,846
Fidelity National Information Services, Inc. 385 31,096
First Solar, Inc.
(a)
72 12,689
Fiserv, Inc.
(a)
405 83,195
Flex Ltd.
(a)
276 10,596
Fortinet, Inc.
(a)
453 42,799
Garmin Ltd. 111 22,895
Gartner, Inc.
(a)
53 25,677
Gen Digital, Inc. 400 10,952
Global Payments, Inc. 181 20,283
GoDaddy , Inc., Class A
(a)
100 19,737
Guidewire Software, Inc.
(a)
59 9,946
Hewlett Packard Enterprise Co. 927 19,791
HP, Inc. 689 22,482
HubSpot , Inc.
(a)
35 24,387
Intel Corp. 3,090 61,955
International Business Machines Corp. 662 145,527
Intuit, Inc. 195 122,558
Jabil, Inc. 77 11,080

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Technology — 29.83% - (continued)
Keysight Technologies, Inc.
(a)
123 $ 19,757
KLA Corp. 95 59,861
Lam Research Corp. 916 66,163
Manhattan Associates, Inc.
(a)
43 11,620
Marvell Technology, Inc. 615 67,927
Microchip Technology, Inc. 377 21,621
Micron Technology, Inc. 796 66,991
Microsoft Corp. 2,834 1,194,532
MicroStrategy , Inc., Class A
(a)
130 37,651
MongoDB, Inc.
(a)
51 11,873
Monolithic Power Systems, Inc. 33 19,526
NetApp, Inc. 145 16,832
Nutanix , Inc., Class A
(a)
179 10,951
NVIDIA Corp. 9,187 1,233,722
ON Semiconductor Corp.
(a)
303 19,104
Oracle Corp. 1,134 188,970
Palo Alto Networks, Inc.
(a)
465 84,611
PTC, Inc.
(a)
85 15,629
Pure Storage, Inc., Class A
(a)
222 13,637
Qualcomm, Inc. 796 122,282
Salesforce, Inc. 600 200,598
Seagate Technology PLC 150 12,947
ServiceNow , Inc.
(a)
147 155,838
Snowflake, Inc., Class A
(a)
219 33,816
SS&C Technologies Holdings, Inc. 152 11,519
Super Micro Computer, Inc.
(a)
359 10,942
Synopsys, Inc.
(a)
109 52,904
Teradyne, Inc. 116 14,607
Texas Instruments, Inc. 652 122,257
Trade Desk, Inc. (The), Class A
(a)
320 37,610
Trimble, Inc.
(a)
174 12,295
Twilio , Inc., Class A
(a)
103 11,132
Tyler Technologies, Inc.
(a)
30 17,299
Veeva Systems, Inc., Class A
(a)
106 22,287
VeriSign, Inc.
(a)
68 14,073
Western Digital Corp.
(a)
246 14,669
Workday, Inc., Class A
(a)
151 38,963
Zebra Technologies Corp., Class A
(a)
36 13,904
Zoom Video Communications
(a)
187 15,261
Zscaler , Inc.
(a)
67 12,087
8,272,527
Utilities — 0.06%
American Water Works Company, Inc. 139 17,304

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.89% - (continued) Shares Fair Value
Utilities — 0.06% - (continued)
Total Common Stocks (Cost $25,265,982) $ 27,412,281
Total Investments — 98.89%
    (Cost $25,265,982) 27,412,281
Other Assets in Excess of Liabilities — 1.11% 307,684
NET ASSETS — 100.00% $ 27,719,965
(a) Non-income producing security.